Employee Benefits - Pension Costs (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Compensation Related Costs [Abstract]
Pension plan based on multi-employer union plan	€ 50,808	€ 46,542	€ 40,476
Pension plans based on defined contribution	28,909	24,774	19,799
Pension and retirement expenses	€ 79,717	€ 71,316	€ 60,275